Financial Instruments - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2016 USD ($) Vessel shares	Jan. 31, 2014 shares
Tanker Investments Ltd [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of stock purchase warrants	1	1
Tanker Investments Ltd [Member] | Maximum [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Number of shares available through exercise of stock purchase warrant		750,000
Time-charter Swap [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative, percent of required need	55.00%
Derivative, number of vessel-equivalents in swap agreement | Vessel	2
Estimated average daily tanker rate | $	$ 21,500
Warrant [Member] | Tanker Investments Ltd [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Volatility rate	52.43%